Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Sales	$ 843,215	$ 891,557
Cost of sales, excluding depletion	243,801	254,434
Depletion	262,380	308,702
Gross margin	337,034	328,421
Impairment charges	228,680	71,000
Net earnings	57,703	195,137
Cash Flow From Operations	538,808	584,301
Total Assets	5,683,313	6,153,319
Material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(34,673)	(34,439)
Cash Flow From Operations	(30,298)	(32,563)
Interest Expense Material Reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings	(24,993)	(24,193)
Cash Flow From Operations	(25,243)	(23,317)
Other Material Reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings	8,129	(4,982)
Cash Flow From Operations	968	(4,131)
Income Tax Recovery Material Reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings	886	1,330
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(50,651)	(62,284)
Cash Flow From Operations	(54,573)	(60,011)
Total Assets	260,036	234,047
Silver interests [member]
Disclosure of operating segments [line items]
Sales	419,274	480,341
Cost of sales, excluding depletion	110,636	125,242
Depletion	121,696	150,721
Gross margin	186,942	204,378
Impairment charges	228,680
Net earnings	(41,738)	204,378
Cash Flow From Operations	306,336	357,009
Total Assets	2,080,688	2,435,999
Silver interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales	65,677	91,929
Cost of sales, excluding depletion	16,790	23,031
Depletion	5,713	5,980
Gross margin	43,174	62,918
Net earnings	43,174	62,918
Cash Flow From Operations	48,887	68,898
Total Assets	134,862	140,575
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales	87,906	71,196
Cost of sales, excluding depletion	20,856	17,111
Depletion	14,827	12,770
Gross margin	52,223	41,315
Net earnings	52,223	41,315
Cash Flow From Operations	67,050	54,085
Total Assets	403,250	418,077
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales	100,617	120,916
Cost of sales, excluding depletion	20,183	24,180
Depletion	58,168	71,229
Gross margin	22,266	25,507
Net earnings	22,266	25,507
Cash Flow From Operations	80,434	96,736
Total Assets	757,638	815,806
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	33,026	41,019
Cost of sales, excluding depletion	11,353	14,297
Depletion	14,168	17,960
Gross margin	7,505	8,762
Net earnings	7,505	8,762
Cash Flow From Operations	21,470	26,926
Total Assets	261,803	275,971
Silver interests [member] | Other Silver Interests [member]
Disclosure of operating segments [line items]
Sales	132,048	155,281
Cost of sales, excluding depletion	41,454	46,623
Depletion	28,820	42,782
Gross margin	61,774	65,876
Impairment charges	228,680
Net earnings	(166,906)	65,876
Cash Flow From Operations	88,495	110,364
Total Assets	523,135	785,570
Gold interests [member]
Disclosure of operating segments [line items]
Sales	423,941	411,216
Cost of sales, excluding depletion	133,165	129,192
Depletion	140,684	157,981
Gross margin	150,092	124,043
Impairment charges		71,000
Net earnings	150,092	53,043
Cash Flow From Operations	287,045	287,303
Total Assets	3,342,589	3,483,273
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	11,125	18,792
Cost of sales, excluding depletion	3,537	6,112
Depletion	3,619	6,255
Gross margin	3,969	6,425
Net earnings	3,969	6,425
Cash Flow From Operations	7,575	12,693
Total Assets	122,051	125,670
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	35,253	53,384
Cost of sales, excluding depletion	11,202	17,134
Depletion	21,547	33,715
Gross margin	2,504	2,535
Impairment charges		71,000
Net earnings	2,504	(68,465)
Cash Flow From Operations	24,042	36,281
Total Assets	379,988	401,535
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales	317,596	253,582
Cost of sales, excluding depletion	100,946	81,781
Depletion	96,103	81,430
Gross margin	120,547	90,371
Net earnings	120,547	90,371
Cash Flow From Operations	216,650	171,802
Total Assets	2,808,732	2,904,835
Gold interests [member] | Other Gold Interests [member]
Disclosure of operating segments [line items]
Sales	59,967	85,458
Cost of sales, excluding depletion	17,480	24,165
Depletion	19,415	36,581
Gross margin	23,072	24,712
Net earnings	23,072	24,712
Cash Flow From Operations	38,778	66,527
Total Assets	31,818	51,233
Silver And Gold Interest [member]
Disclosure of operating segments [line items]
Sales	843,215	891,557
Cost of sales, excluding depletion	243,801	254,434
Depletion	262,380	308,702
Gross margin	337,034	328,421
Impairment charges	228,680	71,000
Net earnings	108,354	257,421
Cash Flow From Operations	593,381	644,312
Total Assets	$ 5,423,277	$ 5,919,272